CONSOLIDATED BALANCE SHEETS	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 534,286,849	$ 77,464,311	¥ 208,373,759
Term deposits-current	208,589,770	30,242,674	95,635,500
Restricted cash	186,340,321	27,016,807	223,971,197
Short-term investments	160,406,301	23,256,728	773,678,455
Accounts receivable, net	299,742,923	43,458,639	268,557,176
Inventories	417,009,148	60,460,643	269,637,042
Prepayments and other current assets	205,695,717	29,823,076	56,061,263
Total current assets	2,012,071,029	291,722,878	1,895,914,392
Non-current assets
Term deposits-non-current	20,000,000	2,899,727	35,939,250
Property, plant and equipment, net	397,356,795	57,611,320	397,215,911
Intangible assets, net	1,857,320	269,286	3,668,189
Operating lease right-of-use assets	86,597,121	12,555,402	94,201,263
Deferred income tax assets	6,132,499	889,129	11,907,344
Other non-current assets	12,683,090	1,838,875	2,367,064
Total non-current assets	524,626,825	76,063,739	545,299,021
Total assets	2,536,697,854	367,786,617	2,441,213,413
Current liabilities
Short-term bank borrowings (including short-term bank borrowings of VIE without recourse to the Company of RMB180,000,000 and RMB160,000,000 as of December 31, 2021 and 2022, respectively)	160,000,000	23,197,819	180,000,000
Notes payable (including notes payable of VIE without recourse to the Company were RMB143,622,874 and RMB316,832,113 as of December 31, 2021 and 2022, respectively)	316,832,113	45,936,338	143,622,874
Accounts payable (including accounts payable of VIE without recourse to the Company of RMB523,296,506 and RMB 459,406,790 as of December 31, 2021 and 2022, respectively)	459,466,937	66,616,444	538,930,163
Income taxes payable (including income taxes payable of VIE without recourse to the Company of RMB14,718,748 and RMB1,501,992 as of December 31, 2021 and 2022, respectively)	1,898,065	275,194	17,601,525
Advances from customers (including advances from customers of VIE without recourse to the Company of RMB15,026,392 and RMB23,522,149 as of December 31, 2021 and 2022, respectively)	24,931,897	3,614,785	17,266,994
Deferred revenue-current (including deferred revenue-current of VIE without recourse to the Company of RMB32,757,740 and RMB37,539,733 as of December 31, 2021 and 2022, respectively)	37,539,733	5,442,750	32,757,740
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of RMB181,985,323 and RMB175,352,229 as of December 31, 2021 and 2022, respectively)	192,092,943	27,850,859	198,904,558
Total current liabilities	1,192,761,688	172,934,189	1,129,083,854
Non-current liabilities
Deferred revenue-non-current (including deferred revenue non-current of VIE without recourse to the Company of RMB10,693,692 and RMB11,429,500 as of December 31, 2021 and 2022, respectively)	11,429,500	1,657,122	10,693,692
Deferred income tax liabilities (including deferred income tax liabilities of VIE without recourse to the Company of RMB1,992,388 and RMB1,398,279 as of December 31, 2021 and 2022, respectively)	1,398,279	202,731	1,992,388
Operating lease liabilities (including operating lease liabilities of VIE without recourse to the Company were RMB13,921,859 and RMB7,569,128 as of December 31, 2021 and 2022, respectively)	7,569,128	1,097,420	13,921,859
Other non-current liabilities (including other non-current liabilities of VIE without recourse to the Company of RMB20,967,430 and RMB13,441,382 as of December 31, 2021 and 2022, respectively)	13,441,382	1,948,817	20,967,430
Total non-current liabilities	33,838,289	4,906,090	47,575,369
Total liabilities	1,226,599,977	177,840,279	1,176,659,223
Commitments and contingencies
SHAREHOLDERS' EQUITY:
Additional paid-in capital	1,915,825,641	277,768,608	1,855,403,759
Accumulated other comprehensive loss	(16,536,686)	(2,397,594)	(51,121,030)
Accumulated deficit	(589,290,822)	(85,439,138)	(539,827,893)
Total shareholders' equity	1,310,097,877	189,946,338	1,264,554,190
Total liabilities and shareholders' equity	2,536,697,854	367,786,617	2,441,213,413
Class A Ordinary Shares
SHAREHOLDERS' EQUITY:
Ordinary Shares	89,428	12,966	89,038
Class B Ordinary Shares
SHAREHOLDERS' EQUITY:
Ordinary Shares	¥ 10,316	$ 1,496	¥ 10,316